HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042           HV-5795 - PremierSolutions Standard (Series A)

333-72042           HV-6779 - PremierSolutions Standard (Series A-II)

333-72042           HV-6775 - PremierSolutions Cornerstone (Series II)

333-151805         HV-6776 - Premier Innovations(SM)

333-151805         HV-6778 - Premier Innovations(SM) (Series II)

Supplement dated August 30, 2010 to your Prospectus

FUND NAME CHANGES

OPPENHEIMER MAIN STREET SMALL CAP FUND® – CLASS A

OPPENHEIMER MAIN STREET OPPORTUNITY FUND® - CLASS A

Effective on November 1, 2010 the following name changes are made to your prospectus:

Old Name	New Name

Oppenheimer Main Street Small Cap Fund®- Class A	Oppenheimer Main Street Small- & Mid-Cap FundTM- Class A
Oppenheimer Main Street Opportunity Fund®- Class A	Oppenheimer Main Street Select FundTM- Class A

As a result of the changes, all references to the Old Names in your prospectus are deleted and replaced with the New Names.

The Prospectus is amended to reflect the above changes.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR
FUTURE REFERENCE.